Schedule of accumulated losses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 4,989,957	$ 5,117,485	$ (835,478)
Profit attributable to owners of the Company	(2,988,469)	(3,891,586)	(5,090,327)
Ending balance	3,311,730	4,989,957	5,117,485
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(45,345,462)	(45,227,027)	(40,136,700)
Transfers from reserve accounts	131,094	3,773,151
Profit attributable to owners of the Company	(2,988,469)	(3,891,586)	(5,090,327)
Ending balance	$ (48,202,837)	$ (45,345,462)	$ (45,227,027)